Related Party Transactions - Schedule of Transactions with Joint Ventures (Details) - Joint Ventures and Other Related Parties [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Transactions with Joint Ventures [Line Items]
Sale of finished products	$ 2,396	$ 4,534	$ 7,733
Revenue from services and consulting	531	478	1,034
Purchases of raw materials and other services	$ 20,200	$ 15,542	$ 12,367